Leases - Schedule of lease liabilities (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Lease liabilities [abstract]
Balance	₩ 115,119
Additions	33,878
Interest expense	4,085
Repayment of liabilities	(64,570)
Balance	₩ 88,512